Corporate information (Details) ¥ in Millions	6 Months Ended
Jun. 30, 2026 CNY (¥)
Summary of Subsidiaries
Accumulated losses	¥ (8,674.5)
Working capital deficit	¥ (916.1)
Ordinary shares [member] | Newlink Technology Limited [Member]
Summary of Subsidiaries
Proportion of ownership interest in subsidiary	34.32%